Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 77.9% of Net Assets

Non-Convertible Bonds — 75.1%
	ABS Car Loan — 0.1%
$205,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	$204,948
	ABS Other — 0.0%
86,402	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037(a)	84,826
	Aerospace & Defense — 1.0%
520,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	534,747
230,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	236,822
645,000	TransDigm, Inc., 4.625%, 1/15/2029	632,873
70,000	TransDigm, Inc., 6.375%, 5/31/2033(a)	70,064
1,110,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,133,676
		2,608,182
	Automotive — 1.1%
1,315,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,297,835
370,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	355,316
680,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	681,496
325,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	300,378
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	273,667
		2,908,692
	Banking — 1.7%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(a)	323,044
955,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(b)	986,299
1,715,000	Synchrony Financial, 7.250%, 2/02/2033	1,794,481
1,345,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	1,337,223
		4,441,047
	Brokerage — 0.3%
650,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	668,334
65,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	68,390
		736,724
	Building Materials — 1.8%
2,030,000	Builders FirstSource, Inc., 6.750%, 5/15/2035(a)	2,090,118
975,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(b)	984,994
890,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	915,205
630,000	QXO Building Products, Inc., 6.750%, 4/30/2032(a)	649,027
		4,639,344
	Cable Satellite — 9.2%
1,280,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	1,240,067
775,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	767,858
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(a)	797,075
795,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(a)	810,929
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	277,156
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	140,737
220,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	201,422
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$5,100,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	$2,522,387
425,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	345,566
3,075,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	3,063,427
1,575,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,544,429
2,300,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	2,232,894
1,680,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	1,524,600
235,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	203,422
1,820,000	DISH DBS Corp., 7.750%, 7/01/2026	1,616,687
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	314,402
4,299,111	EchoStar Corp., 10.750%, 11/30/2029	4,428,084
1,075,000	Time Warner Cable LLC, 5.875%, 11/15/2040	1,032,067
905,000	Time Warner Cable LLC, 7.300%, 7/01/2038	986,896
		24,050,105
	Chemicals — 2.5%
655,000	Ashland, Inc., 3.375%, 9/01/2031(a)	583,653
530,000	Chemours Co., 4.625%, 11/15/2029(a)	461,331
1,830,000	Chemours Co., 5.750%, 11/15/2028(a)	1,715,268
3,798,000	Hercules LLC, 6.500%, 6/30/2029	3,810,344
		6,570,596
	Construction Machinery — 0.9%
370,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	387,390
475,000	Herc Holdings, Inc., 7.250%, 6/15/2033(a)	497,814
1,485,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,396,432
45,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	46,351
		2,327,987
	Consumer Cyclical Services — 0.5%
230,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	220,142
960,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	902,163
65,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	67,704
		1,190,009
	Consumer Products — 0.9%
935,000	Newell Brands, Inc., 8.500%, 6/01/2028(a)	981,947
605,000	Whirlpool Corp., 6.125%, 6/15/2030	610,317
655,000	Whirlpool Corp., 6.500%, 6/15/2033	657,098
		2,249,362
	Diversified Manufacturing — 1.3%
795,000	Esab Corp., 6.250%, 4/15/2029(a)	813,970
1,340,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	1,263,085
1,255,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,285,737
		3,362,792
	Electric — 0.2%
505,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	510,033
	Environmental — 0.3%
40,000	Clean Harbors, Inc., 4.875%, 7/15/2027(a)	39,804
35,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	34,577
475,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	486,648
275,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	267,035
40,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	41,857
		869,921
	Finance Companies — 2.5%
770,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.268%, 1/15/2067(a)(c)	535,481
1,560,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	1,592,639
980,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	1,021,893

Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$260,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	$262,802
1,170,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,206,015
1,065,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,106,194
900,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	834,317
		6,559,341
	Financial Other — 0.2%
134,077	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)	8,824
108,933	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)	2,179
143,247	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)	2,149
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(e)	12,214
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	24,256
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	8,500
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	8,500
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	11,900
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	16,070
283,247	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	8,497
62,868	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	1,489
78,472	China Aoyuan Group Ltd., Series IAI, 5.500% PIK and/or 0.000% Cash, 9/30/2031(d)	1,062
197,246	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–15.996%(b)(c)(g)	625
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	4,815
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	2,260
700,000	Easy Tactic Ltd., 7.500% PIK and/or 6.500% Cash, 7/11/2027(d)(e)	16,758
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	5,700
75,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	72,670
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	16,732
200,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	8,242
800,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	33,344
610,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	25,089
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	8,084
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	13,587
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	10,094
260,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(e)	13,325
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	10,006
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	10,052
81,024	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(e)	9,558
81,221	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(e)	9,747
162,837	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(e)	19,540
244,849	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(e)	29,340
245,441	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(e)	29,453
115,579	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(e)	13,886
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	6,500
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	$13,770
920,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	64,998
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	14,126
205,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	14,219
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	959
		583,119
	Food & Beverage — 2.3%
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	357,360
1,695,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,587,367
1,945,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,875,464
1,100,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	1,021,030
225,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	216,278
35,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	34,840
780,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	802,370
100,000	Post Holdings, Inc., 6.375%, 3/01/2033(a)	100,912
		5,995,621
	Gaming — 0.7%
1,680,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,743,019
	Government Owned - No Guarantee — 0.3%
725,000	Ecopetrol SA, 8.375%, 1/19/2036	699,528
	Health Care REITs — 0.4%
650,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	459,523
595,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(a)	622,701
		1,082,224
	Health Insurance — 1.1%
1,065,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	989,492
1,690,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,538,254
390,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	396,980
		2,924,726
	Healthcare — 1.6%
320,000	DaVita, Inc., 4.625%, 6/01/2030, 144A(a)	306,599
895,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	887,315
735,000	Hologic, Inc., 3.250%, 2/15/2029(a)	700,420
745,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	694,377
245,000	Owens & Minor, Inc., 6.625%, 4/01/2030(a)	230,140
1,270,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	1,272,959
		4,091,810
	Home Construction — 0.5%
1,140,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	1,135,994
105,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	106,575
		1,242,569
	Independent Energy — 4.3%
2,265,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,313,976
420,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	426,400
2,255,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	2,280,051
640,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	624,896
40,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	41,695
130,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	123,662
1,330,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,320,167

Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$320,000	Matador Resources Co., 6.500%, 4/15/2032(a)	$320,167
180,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	179,816
555,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	559,932
1,285,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,324,186
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	15,400
602,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	598,297
1,115,000	SM Energy Co., 6.750%, 8/01/2029(a)	1,110,901
		11,239,546
	Industrial Other — 0.4%
585,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	565,896
340,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	352,859
70,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(a)	69,383
		988,138
	Leisure — 0.5%
1,255,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	1,282,144
	Life Insurance — 0.7%
1,690,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,728,718
	Lodging — 1.9%
995,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	901,328
75,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(a)	70,506
1,350,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	1,370,963
1,310,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,258,133
1,480,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,418,947
		5,019,877
	Media Entertainment — 2.5%
85,000	Discovery Communications LLC, 3.625%, 5/15/2030	75,042
855,000	Discovery Communications LLC, 6.350%, 6/01/2040	593,917
950,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(a)	921,215
272,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	201,386
440,250	iHeartCommunications, Inc., 9.125%, 5/01/2029(a)	362,788
1,895,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,861,905
2,433,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,809,544
1,110,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	654,234
		6,480,031
	Metals & Mining — 3.4%
1,180,000	Alumina Pty. Ltd., 6.375%, 9/15/2032(a)	1,202,162
210,000	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029(a)	206,753
1,155,000	Cleveland-Cliffs, Inc., 7.375%, 5/01/2033(a)	1,084,495
60,000	Commercial Metals Co., 3.875%, 2/15/2031	55,067
1,105,000	Commercial Metals Co., 4.125%, 1/15/2030	1,056,850
720,000	Commercial Metals Co., 4.375%, 3/15/2032	660,665
1,360,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,443,432
575,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	394,209
460,000	GrafTech Global Enterprises, Inc., 9.875%, 12/23/2029(a)	359,941
160,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	160,746
115,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	114,939
2,040,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	2,087,752
		8,827,011
Principal Amount (‡)	Description	Value (†)

	Midstream — 5.2%
$1,655,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	$1,634,968
1,295,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,377,730
2,075,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	2,053,040
635,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	630,545
1,130,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(a)	1,065,284
645,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	564,039
320,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	296,190
2,185,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(b)	2,124,254
1,220,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034	1,220,449
1,205,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036	1,205,375
650,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	696,035
635,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	687,338
		13,555,247
	Non-Agency Commercial Mortgage-Backed Securities — 1.1%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.915%, 5/10/2047(a)(c)	690,000
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	106,425
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.295%, 8/10/2044(a)(c)	180,481
425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.726%, 6/10/2047(a)(c)	123,735
377,443	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.172%, 8/15/2046(c)	348,342
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.212%, 8/15/2046(c)	751,892
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.425%, 10/15/2030(a)(c)	311,837
179,770	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(c)	108,087
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.455%, 12/15/2045(c)	174,522
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.286%, 8/15/2046(c)	160,950
		2,956,271
	Oil Field Services — 0.8%
510,000	Oceaneering International, Inc., 6.000%, 2/01/2028	514,204
190,000	Oceaneering International, Inc., 6.000%, 2/01/2028	191,566
330,231	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	332,738
585,375	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	586,351
343,809	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	349,229
70,000	Transocean, Inc., 8.000%, 2/01/2027(a)	68,958
		2,043,046

Principal Amount (‡)	Description	Value (†)

	Packaging — 0.7%
$453,791	ARD Finance SA, 7.250% PIK and/or 6.500% Cash, 6/30/2027(d)(f)	$19,286
1,755,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	1,658,533
205,000	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/2027(a)	208,361
		1,886,180
	Pharmaceuticals — 2.9%
1,940,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,636,478
275,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	272,250
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	326,596
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	280,372
5,915,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,253,781
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	204,244
220,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	249,119
200,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	203,587
		7,426,427
	Property & Casualty Insurance — 4.5%
1,855,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	1,889,501
1,120,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,158,539
100,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	101,924
3,390,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,544,140
1,930,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,006,411
1,045,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	641,316
1,920,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 15.778%, 1/15/2033(a)(c)(f)	76,800
1,035,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,075,107
1,290,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,300,147
		11,793,885
	Refining — 0.6%
215,000	CVR Energy, Inc., 5.750%, 2/15/2028(a)	205,864
1,240,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	1,240,486
		1,446,350
	Restaurants — 1.9%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	233,295
265,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	258,126
1,160,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,080,968
1,930,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,892,655
575,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	589,705
1,005,000	Yum! Brands, Inc., 3.625%, 3/15/2031	927,612
		4,982,361
	Retailers — 3.0%
85,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028(a)	88,910
Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$1,935,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	$1,786,972
440,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	430,522
470,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A(a)	433,565
885,000	Parkland Corp., 4.500%, 10/01/2029(a)	850,737
500,000	Parkland Corp., 4.625%, 5/01/2030(a)	478,781
465,000	Parkland Corp., 6.625%, 8/15/2032(a)	475,268
610,000	Rakuten Group, Inc., 9.750%, 4/15/2029(a)	668,181
200,000	Rakuten Group, Inc., 9.750%, 4/15/2029	219,076
1,185,000	Rakuten Group, Inc., 11.250%, 2/15/2027(a)	1,286,748
1,520,000	Saks Global Enterprises LLC, 11.000%, 12/15/2029(a)	805,600
422,503	Sgus LLC, 11.000%, 12/15/2029	405,635
		7,929,995
	Supermarkets — 0.4%
105,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/2030(a)	103,217
885,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.250%, 3/15/2033(a)	912,281
		1,015,498
	Technology — 8.1%
610,000	Block, Inc., 3.500%, 6/01/2031	559,534
1,885,000	Block, Inc., 6.500%, 5/15/2032	1,944,798
185,000	CommScope LLC, 9.500%, 12/15/2031(a)	193,734
45,000	Entegris, Inc., 3.625%, 5/01/2029(a)	42,648
360,000	Entegris, Inc., 4.375%, 4/15/2028(a)	350,401
1,670,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,685,307
518,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	425,577
905,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	873,771
1,085,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	1,033,777
940,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	935,894
555,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	547,409
775,000	Iron Mountain, Inc., 6.250%, 1/15/2033(a)	796,860
1,635,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	1,591,975
30,000	Open Text Corp., 3.875%, 12/01/2029, 144A(a)	28,258
1,250,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,181,394
120,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(a)	110,485
333,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	340,909
623,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	640,161
820,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	832,242
445,000	Seagate HDD Cayman, 4.091%, 6/01/2029	425,246
175,000	Seagate HDD Cayman, 4.125%, 1/15/2031	160,183
30,600	Seagate HDD Cayman, 9.625%, 12/01/2032	34,495
1,115,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	1,060,455
1,505,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,371,840
335,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	319,826
510,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	524,866
2,020,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	2,077,119
1,205,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,124,830
		21,213,994
	Wirelines — 0.8%
200,000	Fibercop SpA, 7.200%, 7/18/2036(a)	194,917
614,000	Fibercop SpA, Series 2033, 6.375%, 11/15/2033(a)	596,249
1,305,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,196,646
		1,987,812
	Total Non-Convertible Bonds (Identified Cost $207,161,682)	195,479,056

Principal Amount (‡)	Description	Value (†)

Convertible Bonds — 2.8%
	Brokerage — 0.1%
$92,000	Coinbase Global, Inc., 0.250%, 4/01/2030	$120,106
	Cable Satellite — 0.5%
1,038,126	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	1,222,393
	Consumer Cyclical Services — 0.1%
131,000	DoorDash, Inc., Zero Coupon, 0.000%, 5/15/2030(a)(h)	141,920
135,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	192,577
		334,497
	Diversified Manufacturing — 0.1%
100,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	119,790
60,000	Bloom Energy Corp., 3.000%, 6/01/2028	88,740
98,000	Itron, Inc., 1.375%, 7/15/2030	116,522
		325,052
	Electric — 0.1%
197,000	Evergy, Inc., 4.500%, 12/15/2027	230,392
62,000	Pinnacle West Capital Corp., 4.750%, 6/15/2027	67,146
		297,538
	Financial Other — 0.0%
17,628	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–34.161%, 9/30/2028(g)	291
	Food & Beverage — 0.1%
215,000	Post Holdings, Inc., 2.500%, 8/15/2027	245,423
	Independent Energy — 0.1%
179,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	186,608
50,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	120,525
		307,133
	Industrial Other — 0.1%
146,000	Fluor Corp., 1.125%, 8/15/2029	191,552
66,000	Granite Construction, Inc., 3.750%, 5/15/2028	137,049
		328,601
	Leisure — 0.2%
123,000	Carnival Corp., 5.750%, 12/01/2027	270,538
285,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	304,772
		575,310
	Media Entertainment — 0.1%
133,000	Sea Ltd., 2.375%, 12/01/2025	236,246
53,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(h)	80,289
		316,535
	Pharmaceuticals — 0.1%
330,000	Jazz Investments I Ltd., 3.125%, 9/15/2030(a)	349,800
	Retailers — 0.1%
74,000	Freshpet, Inc., 3.000%, 4/01/2028	91,908
	Technology — 1.1%
200,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 6/15/2030(a)(h)	205,500
372,000	Datadog, Inc., Zero Coupon, 0.000%–3.296%, 12/01/2029(a)(g)	355,446
216,000	Global Payments, Inc., 1.500%, 3/01/2031	192,888
153,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	180,387
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$60,000	InterDigital, Inc., 3.500%, 6/01/2027	$174,750
121,000	Nutanix, Inc., 0.250%, 10/01/2027	170,247
242,000	Parsons Corp., 2.625%, 3/01/2029	257,246
197,000	Rubrik, Inc., Zero Coupon, 0.000%, 6/15/2030(a)(h)	206,234
69,000	Seagate HDD Cayman, 3.500%, 6/01/2028	124,097
148,000	Snowflake, Inc., Zero Coupon, 0.000%, 10/01/2029(a)(h)	230,288
270,000	Tempus Ai, Inc., 0.750%, 7/15/2030	270,000
91,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	111,839
91,000	Vertex, Inc., 0.750%, 5/01/2029	108,792
110,000	Wolfspeed, Inc., 0.250%, 2/15/2028(e)	27,225
1,115,000	Wolfspeed, Inc., 1.875%, 12/01/2029(e)	275,962
		2,890,901
	Total Convertible Bonds (Identified Cost $7,386,647)	7,405,488
	Total Bonds and Notes (Identified Cost $214,548,329)	202,884,544

Senior Loans — 7.8%
	Brokerage — 0.5%
764,406	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.327%, 4/07/2028(c)(i)	764,727
514,062	Hightower Holding LLC, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.260%, 2/03/2032(c)(i)	512,350
		1,277,077
	Chemicals — 0.2%
453,815	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.327%, 8/18/2028(c)	452,114
	Consumer Cyclical Services — 1.2%
30,796	Grant Thornton Advisors LLC, 2025 Delayed Draw Term Loan, 1 mo. USD SOFR + 2.750%, 7.077%, 6/02/2031(c)(i)	30,742
1,193,771	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.750%, 9.030%, 10/31/2031(c)(i)	1,164,918
957,860	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.077%, 3/15/2030(c)	927,524
727,536	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.827%, 11/14/2030(c)(i)	728,221
252,587	VT Topco, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.000%, 7.327%, 8/09/2030(c)(i)	252,935
		3,104,340
	Financial Other — 0.2%
567,577	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.542%, 1/27/2032(c)(i)	568,605
80,000	Mermaid Bidco, Inc., 2024 USD Term Loan B, 7/03/2031(j)	80,000
		648,605
	Healthcare — 1.4%
1,682,297	Bausch & Lomb Corp., 2025 Term Loan B, 12/17/2030(j)	1,683,356
51,133	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(k)	51,182
9,000	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(c)(i)	9,009
462,685	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(c)(i)	463,129

Principal Amount (‡)	Description	Value (†)

	Healthcare — continued
$684,459	Inception Holdco SARL, 2025 USD Term Loan B, 3 mo. USD SOFR + 3.750%, 8.046%, 4/18/2031(c)(i)	$689,168
687,299	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 12/12/2028(j)	690,523
		3,586,367
	Metals & Mining — 0.3%
327,119	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(k)	327,937
572,458	GrafTech Finance, Inc., 2024 Term Loan, 1 mo. USD SOFR + 6.000%, 10.320%, 12/21/2029(c)(i)	573,889
		901,826
	Property & Casualty Insurance — 1.1%
1,327,770	Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.327%, 12/29/2031(c)(i)	1,327,291
332,847	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.983%, 2/15/2031(c)(i)	329,935
699,001	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.677%, 8/19/2028(c)(i)	690,886
567,380	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.046%, 5/06/2032(c)(i)	573,411
		2,921,523
	Technology — 2.7%
1,665,422	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 5.250%, 9.577%, 12/17/2029(c)(i)	1,683,642
1,766,762	First Advantage Holdings LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 7.577%, 10/31/2031(c)(i)	1,766,214
1,329,004	Fortress Intermediate 3, Inc., 2025 Term Loan B, 6/27/2031(j)	1,330,665
1,325,665	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.500%, 7.827%, 6/27/2031(c)(i)	1,327,322
293,651	GoTo Group, Inc., 2024 First Out Term Loan, 1 mo. USD SOFR + 4.750%, 9.162%, 4/28/2028(c)(i)	254,637
257,355	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.577%, 3/20/2032(c)(i)	258,240
458,187	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 7.546%, 10/26/2030(c)(i)	460,162
		7,080,882
	Wireless — 0.2%
403,980	Crown Subsea Communications Holding, Inc., 2024 Term Loan B1, 3 mo. USD SOFR + 4.000%, 8.330%, 1/30/2031(c)	406,169
	Total Senior Loans (Identified Cost $20,344,676)	20,378,903

Shares
Common Stocks— 6.5%
	Aerospace & Defense — 0.2%
1,287	Lockheed Martin Corp.	596,061
	Air Freight & Logistics — 0.2%
5,113	United Parcel Service, Inc., Class B	516,106
	Biotechnology — 0.5%
2,455	AbbVie, Inc.	455,697
Shares	Description	Value (†)
	Biotechnology — continued
11,000	BioMarin Pharmaceutical, Inc.(f)	$604,670
2,498	Gilead Sciences, Inc.	276,953
		1,337,320
	Capital Markets — 0.4%
127	BlackRock, Inc.	133,255
1,275	CME Group, Inc.	351,416
3,354	Morgan Stanley	472,444
		957,115
	Chemicals — 0.1%
318	Linde PLC	149,199
	Construction Materials — 0.2%
89,660	Cemex SAB de CV, ADR	621,344
	Consumer Staples Distribution & Retail — 0.1%
278	Costco Wholesale Corp.	275,203
	Containers & Packaging — 0.2%
2,717	Packaging Corp. of America	512,019
	Electric Utilities — 0.2%
4,184	Duke Energy Corp.	493,712
	Electrical Equipment — 0.2%
3,267	Emerson Electric Co.	435,589
	Financial Services — 0.2%
745	Mastercard, Inc., Class A	418,645
	Ground Transportation — 0.1%
1,055	Union Pacific Corp.	242,734
	Health Care Equipment & Supplies — 0.1%
2,232	Abbott Laboratories	303,574
	Health Care Providers & Services — 0.4%
1,188	Elevance Health, Inc.	462,085
1,733	UnitedHealth Group, Inc.	540,644
		1,002,729
	Hotels, Restaurants & Leisure — 0.1%
613	Royal Caribbean Cruises Ltd.	191,955
	Household Products — 0.5%
4,475	Colgate-Palmolive Co.	406,778
3,883	Kimberly-Clark Corp.	500,596
2,289	Procter & Gamble Co.	364,683
		1,272,057
	Interactive Media & Services — 0.2%
3,539	Alphabet, Inc., Class A	623,678
	Life Sciences Tools & Services — 0.1%
714	Thermo Fisher Scientific, Inc.	289,499
	Machinery — 0.0%
143	Deere & Co.	72,714
	Media — 0.3%
110,256	Altice USA, Inc., Class A(f)	235,948
14,249	Comcast Corp., Class A	508,547
27,529	iHeartMedia, Inc., Class A(f)	48,451
3,361	Paramount Global, Class B	43,357
		836,303
	Oil, Gas & Consumable Fuels — 0.4%
42,669	Battalion Oil Corp.(f)	55,043

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
4,896	Exxon Mobil Corp.	$527,789
6,373	Williams Cos., Inc.	400,288
		983,120
	Pharmaceuticals — 0.7%
7,465	Bristol-Myers Squibb Co.	345,555
2,593	Johnson & Johnson	396,081
9,310	Merck & Co., Inc.	736,979
15,263	Teva Pharmaceutical Industries Ltd., ADR(f)	255,808
		1,734,423
	Real Estate Management & Development — 0.0%
49,312	China Aoyuan Group Ltd.(f)	757
37,187	Sunac China Holdings Ltd.(f)	6,802
		7,559
	Retail REITs — 0.1%
1,679	Simon Property Group, Inc.	269,916
	Semiconductors & Semiconductor Equipment — 0.3%
1,502	Broadcom, Inc.	414,026
1,948	QUALCOMM, Inc.	310,239
		724,265
	Software — 0.4%
952	Microsoft Corp.	473,534
2,398	Salesforce, Inc.	653,911
		1,127,445
	Specialty Retail — 0.2%
385	Home Depot, Inc.	141,156
2,556	TJX Cos., Inc.	315,641
		456,797
	Technology Hardware, Storage & Peripherals — 0.1%
1,834	Apple, Inc.	376,282
321	IQOR US, Inc.(f)	374
		376,656
	Total Common Stocks (Identified Cost $24,623,220)	16,827,737

Principal Amount (‡)
Equity-Linked Notes — 3.0%
$404,333	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	416,804
326,261	Barclays Bank PLC, (W.W. Grainger, Inc.), 12.270%, 11/14/2025(a)	331,025
411,508	Barclays Bank PLC, (FedEx Corp.), 13.420%, 1/29/2026(a)	378,284
327,607	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	332,149
268,943	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	272,929
267,438	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	286,192
316,735	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	354,144
387,671	BNP Paribas Issuance BV, (McDonald's Corp.), 11.600%, 11/24/2025(a)	375,343
333,627	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	353,125
Principal Amount (‡)	Description	Value (†)
$418,221	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	$422,021
405,597	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	434,307
127,359	BNP Paribas Issuance BV, (Yum! Brands, Inc.), 12.760%, 8/01/2025(a)	127,814
318,469	BNP Paribas Issuance BV, (Goldman Sachs Group, Inc.), 18.240%, 11/03/2025(a)	338,911
409,802	BNP Paribas Issuance BV, (Progressive Corp.), 11.150%, 8/15/2025(a)	423,286
405,058	Citigroup Global Markets Holdings, Inc., (Eli Lilly and Co.), 17.150%, 10/02/2025(a)	374,718
320,506	Citigroup Global Markets Holdings, Inc., (KLA Corp.), 20.670%, 10/15/2025(a)	341,023
405,228	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	389,551
324,507	GS Finance Corp., MTN, (Booking Holdings, Inc.), 14.400%, 8/25/2025(a)	337,947
408,897	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	414,297
266,834	JPMorgan Chase Bank NA, (T-Mobile U.S., Inc.), 14.920%, 12/10/2025(a)	265,992
388,927	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	429,937
316,577	JPMorgan Chase Bank NA, (Autodesk, Inc.), 18.960%, 9/18/2025(a)	328,193
	Total Equity-Linked Notes (Identified Cost $7,560,105)	7,727,992

Shares
Preferred Stocks — 0.5%

Convertible Preferred Stocks — 0.3%
	Aerospace & Defense — 0.2%
7,598	Boeing Co., 6.000%	516,664
	Brokerage — 0.0%
2,050	Apollo Global Management, Inc., 6.750%	153,442
	Electric — 0.1%
5,038	PG&E Corp., Series A, 6.000%	189,429
	Total Convertible Preferred Stocks (Identified Cost $744,988)	859,535

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	350,235
	Office REITs — 0.1%
3,352	Prologis, Inc., Series Q, 8.540%	184,393
	Total Non-Convertible Preferred Stocks (Identified Cost $192,274)	534,628
	Total Preferred Stocks (Identified Cost $937,262)	1,394,163

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 5.0%
$10,413,839	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $10,414,678 on 7/01/2025 collateralized by $10,621,300 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $10,622,143 including accrued interest(l)	$10,413,839
2,580,000	U.S. Treasury Bills, 4.220%, 7/24/2025(m)(n)	2,573,135
	Total Short-Term Investments (Identified Cost $12,986,884)	12,986,974
	Total Investments — 100.7% (Identified Cost $281,000,476)	262,200,313
	Other assets less liabilities — (0.7)%	(1,770,385)
	Net Assets — 100.0%	$260,429,928

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to
$159,209,472 or 61.1% of net assets.

(b)	Perpetual bond with no specified maturity date.
(c)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(l)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

EUR	Euro
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/17/2025	EUR	B	395,000	$456,676	$467,657	$10,981
Bank of America N.A.	9/17/2025	EUR	S	840,000	966,231	994,511	(28,280)
Total							$(17,299)
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	100	$20,723,622	$20,802,344	$78,722
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	46	4,966,660	5,014,000	47,340
Total					$126,062

At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/19/2025	16	$1,791,966	$1,847,500	$(55,534)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	10	1,154,274	1,191,250	(36,976)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	9	1,010,973	1,028,391	(17,418)
Total					$(109,928)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$202,884,544	$ —	$202,884,544
Senior Loans(a)	—	20,378,903	—	20,378,903
Common Stocks
Real Estate Management & Development	—	7,559	—	7,559
Technology Hardware, Storage & Peripherals	376,282	374	—	376,656
All Other Common Stocks(a)	16,443,522	—	—	16,443,522
Total Common Stocks	16,819,804	7,933	—	16,827,737
Equity-Linked Notes	—	7,727,992	—	7,727,992
Preferred Stocks
Convertible Preferred Stocks(a)	859,535	—	—	859,535

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Non-Convertible Preferred Stocks
Home Construction	$350,235	$ —	$ —	$350,235
Office REITs	—	184,393	—	184,393
Total Non-Convertible Preferred Stocks	350,235	184,393	—	534,628
Total Preferred Stocks	1,209,770	184,393	—	1,394,163
Short-Term Investments	—	12,986,974	—	12,986,974
Total Investments	18,029,574	244,170,739	—	262,200,313
Forward Foreign Currency Contracts (unrealized appreciation)	—	10,981	—	10,981
Futures Contracts (unrealized appreciation)	126,062	—	—	126,062
Total	$18,155,636	$244,181,720	$ —	$262,337,356

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(28,280)	$ —	$(28,280)
Futures Contracts (unrealized depreciation)	(109,928)	—	—	(109,928)
Total	$(109,928)	$(28,280)	$ —	$(138,208)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.